Fees Summary	Oct. 30, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 225,360,000.00
Previously Paid Amount	153.10
Total Fee Amount	31,137.22
Total Offset Amount	0.00
Net Fee	$ 30,984.12